Note 14 - Employee Benefits - Contributions Paid by the Bank (Details) - USD ($) $ in Thousands										12 Months Ended
	Dec. 23, 2019	Oct. 02, 2019	Dec. 27, 2018	Oct. 11, 2018		Dec. 27, 2017	Oct. 15, 2017	Jan. 06, 2017		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contribution paid	$ 244	$ 29	$ 92	$ 26	[1]	$ 99	$ 27	$ 119		$ 273	$ 118	$ 245
Date paid	Dec. 23, 2019	Oct. 02, 2019	Dec. 27, 2018	Oct. 11, 2018		Dec. 27, 2017	Oct. 15, 2017	Jan. 06, 2017	[1]

[1]	The contribution relates to the 2016 plan year and was accrued at December 31, 2016.